Acquisitions and Disposals - Summary of Effect of Acquisitions on Consolidated Balance Sheet (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information about Business Combination [Line Items]
Net assets acquired	€ 3,857	€ 771	€ 815
Non-controlling interest	(27)	(25)	(17)
Goodwill	18,942	18,067
Total payment for acquisition	6,337	1,167	1,294
Exchange rate gain/ (loss) on cash flow hedge			(100)
Total consideration	6,337	1,167	1,194
Subsidiaries [member]
Disclosure of Detailed Information about Business Combination [Line Items]
Goodwill	€ 2,507	€ 421	€ 496